Employee Benefits - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 68
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	3 years 6 months	4 years
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of defined benefit obligation	8 years	7 years